May 31, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus High Yield Strategies Fund (“Registrant”)

                        1933 Act File No.: 333-48117

                        1940 Act File No.: 811-08703

                        CIK No.: 0001057861

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended March 31, 2016.

Please direct any questions or comments to the attention of the undersigned at 412-234-5472.

Very truly yours,

/s/ Sandra Findura

Sandra Findura

Paralegal

Enclosures